Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Schedule Of Non-Current Other Assets

	2011	2010
Deferred financing costs	$11.1	$21.3
Deferred consideration	—	10.2
Other	13.4	13.9

Total other assets	$24.5	$45.4